Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions Used to Estimate Fair Value of Stock Options

The fair value of the 2011, 2010 and 2009 stock option grants as of March 31, 2011, the date of modification and grant, was calculated using the following assumptions:

	2011 stock options	2010 stock options	2009 stock options
Expected volatility	52%	53%	53%
Expected term (in years)	6.25	6.00	5.75
Expected dividends	—	—	—
Risk-free interest rate	2.65%	2.57%	2.49%

                         The fair value of the 2012 stock option grants as of March 31, 2012, the date of grant, was calculated using the following assumptions:

2012 stock options
Expected volatility	48.5%
Expected term (in years)	6.25
Expected dividends	—
Risk-free interest rate	1.40%

Summary of Option Activity

A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2012 is as follows:

	Number of shares under option	Weighted-average exercise price (per share)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding—January 1, 2012	2,788,596	$10.00
Granted	1,294,840	10.12
Exercised	—	—
Cancelled	—	—
Forfeited or expired	(107,798)	10.00

Outstanding—December 31, 2012	3,975,638	$10.04	8.1	—
Exercisable—December 31, 2012	1,121,429	$10.00	7.3	—

Summary of Restricted Stock Units Activity

A summary of restricted stock units activity under the 2011 Stock Plan as of and for the year ended December 31, 2012 is as follows:

	Number of restricted stock units	Weighted-average grant-date fair value (per share)
Nonvested—January 1, 2012	12,000	$8.54
Granted	297,180	10.12
Vested	(2,000)	8.54
Forfeited	(17,492)	10.12

Nonvested—December 31, 2012	289,688	$10.07